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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Australia: 0.2%
44,931	@	Mount Gibson Iron Ltd.	$89,326	0.0
198,443		OneSteel Ltd.	400,938	0.1
10,200		Sims Group Ltd.	186,479	0.1
			676,743	0.2
		Brazil: 0.3%
29,200		Petroleo Brasileiro SA ADR ADR	1,011,196	0.3
		Canada: 6.0%
21,700		Alamos Gold, Inc.	326,334	0.1
58,465		Barrick Gold Corp.	2,792,288	0.8
83,782		Canadian Natural Resources Ltd.	3,653,733	1.1
38,300		Centerra Gold, Inc.	703,659	0.2
35,700		Ensign Energy Services, Inc.	713,742	0.2
19,564		GoldCorp, Inc.	979,569	0.3
42,000	@	Harry Winston Diamond Corp.	740,424	0.2
25,500	@	Lundin Mining Corp.	189,503	0.1
37,635		Nexen, Inc.	869,369	0.3
75,900		Pengrowth Energy Corp.	1,001,121	0.3
107,680	@	Precision Drilling Corp.	1,671,194	0.5
82,800	@	Southern Pacific Resource Corp.	144,431	0.0
116,370		Suncor Energy, Inc.	4,875,903	1.5
27,482		Teck Cominco Ltd. - Class B	1,444,729	0.4
			20,105,999	6.0
		China: 0.3%
991,813		China Petroleum & Chemical Corp.	991,176	0.3
		Italy: 0.2%
13,364		Tenaris S.A. ADR ADR	650,693	0.2
		Japan: 0.2%
117,400		Mitsui OSK Lines Ltd.	629,527	0.2
		Netherlands: 0.6%
28,727		Royal Dutch Shell PLC ADR - Class A ADR	2,051,970	0.6
		Russia: 0.3%
16,534		Lukoil-Spon ADR	1,063,136	0.3
		Switzerland: 0.3%
12,379	@	Transocean Ltd.	857,988	0.3
		United Kingdom: 0.8%
29,515		Ensco International PLC ADR ADR	1,573,740	0.5
4,300	@	Randgold Resources Ltd. ADR ADR	352,428	0.1
10,884		Rio Tinto PLC ADR ADR	763,186	0.2
			2,689,354	0.8
		United States: 90.3%
23,150		Air Products & Chemicals, Inc.	2,201,334	0.6
8,700		Airgas, Inc.	600,996	0.2
14,650		AK Steel Holding Corp.	224,145	0.1
113,800		Alcoa, Inc.	1,912,978	0.6
11,400		Allegheny Technologies, Inc.	763,800	0.2
34,190	@	Alpha Natural Resources, Inc.	1,873,270	0.6
67,650		Anadarko Petroleum Corp.	5,379,528	1.6
80,691		Apache Corp.	10,054,099	3.0
51,988		Arch Coal, Inc.	1,553,921	0.5
67,371		Baker Hughes, Inc.	4,980,738	1.5
19,600		Ball Corp.	774,396	0.2
12,900		Bemis Co.	427,248	0.1
18,900	@	Bill Barrett Corp.	842,373	0.2
26,450		Cabot Oil & Gas Corp.	1,553,937	0.5
50,117	@	Cal Dive International, Inc.	326,262	0.1
45,950	@	Cameron International Corp.	2,189,977	0.6
8,100		CF Industries Holdings, Inc.	1,245,618	0.4
102,400		Chesapeake Energy Corp.	3,209,216	1.0
288,732		Chevron Corp.	30,290,874	9.0
4,100		Cimarex Energy Co.	393,313	0.1
25,100		Cliffs Natural Resources, Inc.	2,276,118	0.7
28,800	@	Coeur d’Alene Mines Corp.	794,016	0.2
221,236		ConocoPhillips	16,198,900	4.8
42,400		Consol Energy, Inc.	2,173,848	0.6
162,200	@	Denbury Resources, Inc.	3,561,912	1.1
57,700		Devon Energy Corp.	4,850,839	1.4
13,400		Diamond Offshore Drilling	987,178	0.3
14,100		Domtar Corp.	1,444,968	0.4
126,750		Dow Chemical Co.	4,579,478	1.4
99,950		EI Du Pont de Nemours & Co.	5,327,335	1.6
8,150		Eastman Chemical Co.	862,678	0.3
26,150		Ecolab, Inc.	1,435,112	0.4
130,450		El Paso Corp.	2,745,972	0.8
63,350		EOG Resources, Inc.	6,914,019	2.1
17,500		EQT Corp.	948,150	0.3
510,747	S	ExxonMobil Corp.	42,632,052	12.7
8,300		FMC Corp.	700,105	0.2
50,500	@	FMC Technologies, Inc.	2,253,815	0.7
102,706		Freeport-McMoRan Copper & Gold, Inc.	5,303,738	1.6
150,121		Halliburton Co.	7,528,568	2.2
12,400		Helmerich & Payne, Inc.	777,232	0.2
78,400		Hess Corp.	6,195,952	1.8
9,300		International Flavors & Fragrances, Inc.	595,758	0.2
109,480		International Paper Co.	3,417,966	1.0

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
97,600		Marathon Oil Corp.	$5,286,992	1.6
39,050		Massey Energy Co.	2,577,300	0.8
23,200	@	McMoRan Exploration Co.	427,344	0.1
19,400		MeadWestvaco Corp.	659,988	0.2
58,200		Monsanto Co.	4,134,528	1.2
63,000		Murphy Oil Corp.	4,340,070	1.3
61,600	@	Nabors Industries Ltd.	1,718,024	0.5
105,425		National Oilwell Varco, Inc.	7,651,746	2.3
15,700	@	Newfield Exploration Co.	1,171,063	0.3
88,650		Newmont Mining Corp.	5,014,524	1.5
29,500	@	Noble Corp.	1,235,165	0.4
28,050		Noble Energy, Inc.	2,614,260	0.8
34,850		Nucor Corp.	1,475,549	0.4
83,050		Occidental Petroleum Corp.	8,956,943	2.7
11,300		Overseas Shipholding Group	308,603	0.1
18,700	@	Owens-Illinois, Inc.	600,644	0.2
46,100		Peabody Energy Corp.	2,828,696	0.8
46,900	@	PetroHawk Energy Corp.	1,241,443	0.4
30,900		Pioneer Natural Resources Co.	2,837,238	0.8
17,850		PPG Industries, Inc.	1,583,295	0.5
22,050		Praxair, Inc.	2,333,772	0.7
20,600		QEP Resources, Inc.	896,100	0.3
55,750		Range Resources Corp.	3,117,540	0.9
39,950	@	Rowan Cos., Inc.	1,584,017	0.5
248,107		Schlumberger Ltd.	21,267,732	6.3
18,800		Sealed Air Corp.	482,784	0.1
10,100		Sherwin-Williams Co.	887,184	0.3
13,600		Sigma-Aldrich Corp.	955,944	0.3
52,000	@	Southwestern Energy Co.	2,276,040	0.7
101,879		Spectra Energy Corp.	2,810,842	0.8
57,600		Sunoco, Inc.	2,332,224	0.7
52,700	@	Tesoro Corp.	1,285,880	0.4
33,200	@	Tetra Technologies, Inc.	452,848	0.1
12,350		Titanium Metals Corp.	231,315	0.1
9,804	@	Unit Corp.	564,612	0.2
16,350		United States Steel Corp.	753,898	0.2
146,600		Valero Energy Corp.	4,031,500	1.2
14,800		Vulcan Materials Co.	599,252	0.2
71,400	@	Weatherford International Ltd.	1,411,578	0.4
96,750		Williams Cos., Inc.	3,036,983	0.9
			303,279,192	90.3
		Total Common Stock
		(Cost $243,671,079)	334,006,974	99.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.1%
		Options on Indices: 1.1%
54,787	@	Put on Basic Industries Select Sector Index, Strike @ 393.270, Exp. 07/15/11 Counterparty: Citigroup, Inc.	$264,296	0.1
54,721	@	Put on Basic Industries Select Sector Index, Strike @ 384.370, Exp. 08/19/11 Counterparty: Citigroup, Inc.	364,460	0.1
57,599	@	Put on Basic Industries Select Sector Index, Strike @ 377.860, Exp. 06/17/11 Counterparty: Goldman Sachs & Co.	62,840	0.0
118,547	@	Put on Energy Select Sector Index, Strike @ 709.610, Exp. 08/19/11 Counterparty: Citigroup, Inc.	1,564,234	0.4
117,093	@	Put on Energy Select Sector Index, Strike @ 736.030, Exp. 07/15/11 Counterparty: Citigroup, Inc.	1,309,427	0.4
120,939	@	Put on Energy Select Sector Index, Strike @ 719.690, Exp. 06/17/11 Counterparty: Goldman Sachs & Co.	373,334	0.1
			3,938,591	1.1
		Total Purchased Options
		(Cost $10,592,422)	3,938,591	1.1
		Total Long-Term Investments
		(Cost $254,263,501)	337,945,565	100.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
2,880,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $2,880,000)	2,880,000	0.9
		Total Short-Term Investments
		(Cost $2,880,000)	2,880,000	0.9
		Total Investments in Securities (Cost $257,143,501)*	$340,825,565	101.5
		Liabilities in Excess of Other Assets	(5,130,374)	(1.5)
		Net Assets	$335,695,191	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2011 (Unaudited) (continued)

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $261,767,809.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$91,744,996
	Gross Unrealized Depreciation	(12,687,240)
	Net Unrealized appreciation	$79,057,756

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of Net Assets
Energy	80.3%
Industrials	0.2
Materials	18.9
Options on Indices	1.2
Short-Term Investments	0.9
Other Assets and Liabilities - Net	(1.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$676,743	$—	$676,743
Brazil	1,011,196	—	—	1,011,196
Canada	20,105,999	—	—	20,105,999
China	—	991,176	—	991,176
Italy	650,693	—	—	650,693
Japan	—	629,527	—	629,527
Netherlands	2,051,970	—	—	2,051,970
Russia	1,063,136	—	—	1,063,136
Switzerland	857,988	—	—	857,988
United Kingdom	2,336,926	352,428	—	2,689,354
United States	303,279,192	—	—	303,279,192
Total Common Stock	331,357,100	2,649,874	—	334,006,974
Purchased Options	—	3,938,591	—	3,938,591
Short-Term Investments	2,880,000	—	—	2,880,000
Total Investments, at value	$334,237,100	$6,588,465	$—	$340,825,565
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$(5,520,778)	$—	$(5,520,778)
Total Liabilities	$—	$(5,520,778)	$—	$(5,520,778)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	5/31/2011
Asset Table
Investments, at value
Positions In Purchased Options	$3,294,874	$—	$—	$—	$(3,294,874)	$—	$—	$—	$—
Total Investments, at value	$3,294,874	$—	$—	$—	$(3,294,874)	$—	$—	$—	$—

Liabilities Table
Other Financial Instruments+:
Written options	(6,633,292)	—	—	—	6,633,292	—	—	—	—
Total Liabilities	$(6,633,292)	$—	$—	$—	$6,633,292	$—	$—	$—	$—

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2011.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2011 (Unaudited) (continued)

ING Risk Managed Natural Resources Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
114,904	Citigroup, Inc.	Call on Basic Industries Select Sector Index	404.60 USD	06/17/11	$1,102,747	$(1,825,002)
248,942	Citigroup, Inc.	Call on Energy Select Sector Index	769.37 USD	06/17/11	2,121,686	(3,695,776)
		Total Written OTC Options			$3,224,433	$(5,520,778)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011